Summary of Major Classes of Consideration Transferred (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
Oct. 01, 2013
Business Acquisition [Line Items]
Equity instruments (28.7 million ordinary shares)	$ 127.3
Cash	135.0
Total consideration	$ 262.3